UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND
Portfolio of Investments
January 31, 2011 (unaudited)

Number of Shares		Value

	Long-Term Investments — 149.8%

	Convertible Preferred Stocks — 53.8%
	Agriculture — 1.0%
109,100	Archer-Daniels-Midland Co., 6.25%, 2011	$ 4,551,652

	Airlines — 2.0%
235,000	Continental Airline Finance Trust II, 6.00%, 2030	9,267,812

	Auto Manufacturers — 4.6%
160,000	Ford Motor Co. Capital Trust II, 6.50%, 2032	8,364,800
241,600	General Motors Co., Ser. B, 4.75%, 2013	13,121,296
		21,486,096
	Banks — 12.7%
10,650	Bank of America Corp., Ser. L, 7.25% (a)	10,548,825
85,479	Citigroup, Inc., 7.50%, 2012	11,763,620
72,176	Keycorp, Ser. A, 7.75% (a)	7,982,666
234,388	Synovus Financial Corp., Ser. tMED, 8.25%, 2013	5,791,727
180,001	UBS AG, (Stillwater Mining Co.), 9.375%, 2012 (Switzerland) (b)	5,005,234
6,000	Webster Financial Corp., Ser. A, 8.50% (a)	6,615,000
11,852	Wells Fargo & Co., Ser. L, 7.50% (a)	12,355,710
		60,062,782

	Diversified Financial Services — 0.9%
302,200	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 2013 (c)	4,160,146

	Electric — 6.7%
123,400	Great Plains Energy, Inc., 12.00%, 2012	7,996,320
223,904	NextEra Energy, Inc., 8.375%, 2012	11,262,371
227,099	PPL Corp., 9.50%, 2013	12,331,476
		31,590,167
	Hand & Machine Tools — 1.6%
64,510	Stanley Black & Decker, Inc., 4.75%, 2015	7,530,252

	Healthcare Services — 1.6%
7,500	HealthSouth Corp., Ser. A, 6.50% (a)	7,623,750

	Housewares — 0.9%
95,290	Newell Financial Trust I, 5.25%, 2027	4,079,603

	Insurance — 4.2%
255,000	Hartford Financial Services Group, Inc., Ser. F, 7.25%, 2013	6,719,250
95,000	RGA Capital Trust I, Equity Security Unit, 5.75%, 2051	7,116,450
190,667	XL Group PLC, 10.75%, 2011 (Ireland)	6,028,891
		19,864,591
	Media — 0.5%
45,000	Nielsen Holdings NV, 6.25%, 2013 (Netherlands)	2,444,063

	Mining— 0.8%
70,002	AngloGold Ashanti Holdings Finance PLC, 6.00%, 2013 (South Africa)	3,591,103

	Oil & Gas— 4.1%
197,924	Apache Corp., Ser. D, 6.00%, 2013	12,952,147
30,000	Chesapeake Energy Corp., 5.00% (a)	2,985,000
82,500	Goodrich Petroleum Corp., Ser. B, 5.375% (a)	3,654,750
		19,591,897
	Pharmaceuticals — 2.7%
321,000	Omnicare Capital Trust II, Ser. B, 4.00%, 2033	12,737,280

	Pipelines — 1.8%
6,600	El Paso Corp., 4.99% (a)	8,416,650

	Real Estate — 0.9%
65,000	Forest City Enterprises, Inc., Ser. A, 7.00% (a)	4,074,687

	Real Estate Investment Trusts — 2.3%
428,307	Alexandria Real Estate Equities, Inc., Ser. D, 7.00% (a)	10,707,675

	Savings & Loans — 2.0%
192,788	New York Community Capital Trust V, 6.00%, 2051	9,712,659

	Telecommunications — 2.5%
13,155	Lucent Technologies Capital Trust I, 7.75%, 2017 (France)	11,954,606

	Total Convertible Preferred Stocks - 53.8%
	(Cost $213,254,762)	253,447,471

Principal Amount		Value
	Convertible Bonds — 58.8%
	Aerospace & Defense — 1.6%
$ 2,000,000	AAR Corp., BB, 1.625%, 3/01/14 (c)	2,032,500
5,445,000	Alliant Techsystems, Inc., BB-, 2.75%, 9/15/11	5,526,675
		7,559,175
	Airlines— 2.1%
9,281,000	United Continental Holdings, Inc., CCC+, 4.50%, 6/30/21	9,680,083

	Biotechnology — 6.1%
6,500,000	Amgen, Inc., Ser. B, A+, 0.375%, 2/01/13	6,556,875
6,250,000	Amylin Pharmaceuticals, Inc., NR, 3.00%, 6/15/14	5,648,438
12,175,000	Gilead Sciences, Inc., NR, 1.00%, 5/01/14 (c)	13,012,031
3,000,000	Life Technologies Corp., BBB, 3.25%, 6/15/25	3,510,000
		28,727,344
	Building Materials— 1.7%
7,460,000	Cemex SAB de CV, NR, 4.875%, 3/15/15 (Mexico) (c)	7,833,000

	Coal — 2.8%
4,083,000	Massey Energy Co., BB-, 3.25%, 8/01/15	4,562,752
8,928,000	Patriot Coal Corp., NR, 3.25%, 5/31/13	8,682,480
		13,245,232
	Computers — 1.9%
136,000	EMC Corp., Ser. A, A-, 1.75%, 12/01/11	212,840
500,000	EMC Corp., Ser. B, A-, 1.75%, 12/01/13	812,500
3,000,000	Radisys Corp., NR, 2.75%, 2/15/13	2,958,750
5,000,000	SanDisk Corp., BB-, 1.00%, 5/15/13	4,862,500
		8,846,590
	Diversified Financial Services — 2.2%
5,000,000	Affiliated Managers Group, Inc., BBB-, 3.95%, 8/15/38	5,806,250
4,320,000	Jefferies Group, Inc., BBB, 3.875%, 11/01/29	4,536,000
		10,342,250
	Electrical Components & Equipment — 1.0%
5,000,000	Suntech Power Holdings Co. Ltd., NR, 3.00%, 3/15/13 (Cayman Islands)	4,612,500

	Energy - Alternate Sources — 0.9%
3,500,000	Covanta Holding Corp., B, 3.25%, 6/01/14	4,130,000

	Entertainment — 1.2%
5,000,000	International Game Technology, BBB, 3.25%, 5/01/14	5,818,750

	Healthcare Products — 5.5%
4,940,000	Hologic, Inc., Ser. 2010, BB+, 2.00%, 12/15/37 (d)	5,674,825
3,000,000	Integra LifeSciences Holdings Corp., NR, 2.375%, 6/01/12 (c)	3,015,000
11,600,000	Medtronic, Inc., Ser. B, AA-, 1.625%, 4/15/13	11,875,500
5,540,000	NuVasive, Inc., NR, 2.25%, 3/15/13	5,560,775
		26,126,100
	Healthcare Services — 3.6%
4,000,000	AMERIGROUP Corp., BB, 2.00%, 5/15/12	5,240,000
8,265,000	LifePoint Hospitals, Inc., B, 3.50%, 5/15/14	8,368,312
3,045,000	Lincare Holdings, Inc., Ser. A, NR, 2.75%, 11/01/37	3,395,175
		17,003,487
	Home Builders— 1.0%
4,000,000	Lennar Corp., B+, 2.75%, 12/15/20 (c)	4,540,000

	Insurance — 1.0%
3,760,000	Old Republic International Corp., BBB+, 8.00%, 5/15/12	4,460,300

	Internet — 2.0%
5,600,000	Symantec Corp., BBB, 1.00%, 6/15/13	6,510,000
3,000,000	WebMD Health Corp., NR, 2.50%, 1/31/18 (c)	3,033,750
		9,543,750
	Lodging — 2.4%
6,973,000	MGM Resorts International , CCC+, 4.25%, 4/15/15 (c)	7,748,746
4,250,000	Morgans Hotel Group Co., NR, 2.375%, 10/15/14	3,686,875
		11,435,621
	Media — 0.7%
2,750,000	XM Satellite Radio, Inc., BB-, 7.00%, 12/01/14 (c)	3,495,938

	Miscellaneous Manufacturing — 1.0%
4,850,000	Trinity Industries, Inc., BB-, 3.875%, 6/01/36	4,843,937

	Oil & Gas— 2.2%
3,250,000	Chesapeake Energy Corp., BB, 2.75%, 11/15/35	3,587,188
4,850,000	Chesapeake Energy Corp., BB, 2.25%, 12/15/38	4,086,125
2,750,000	Goodrich Petroleum Corp., NR, 3.25%, 12/01/26	2,760,313
		10,433,626
	Oil & Gas Services — 0.5%
2,500,000	SESI LLC, BB+, 1.50%, 12/15/26 (e)	2,578,125

	Pharmaceuticals — 6.3%
7,500,000	Allergan, Inc., A+, 1.50%, 4/01/26	8,587,500
1,500,000	Isis Pharmaceuticals, Inc., NR, 2.625%, 2/15/27	1,447,500
4,000,000	Medicis Pharmaceutical Corp., NR, 2.50%, 6/04/32	4,205,000
4,000,000	Shire PLC, Ser. SHP, NR, 2.75%, 5/09/14 (Channel Islands)	4,245,000
9,066,000	Teva Pharmaceutical Industries LLC, Ser. C, A-, 0.25%, 2/01/26 (Israel)	11,230,507
		29,715,507
	Real Estate — 1.2%
4,231,000	Forest City Enterprises, Inc., NR, 3.625%, 10/15/14	5,500,300

	Real Estate Investment Trusts — 4.2%
2,030,000	Annaly Capital Management, Inc., NR, 4.00%, 2/15/15	2,382,713
2,700,000	Home Properties LP, BBB, 4.125%, 11/01/26 (c)	2,740,500
7,005,000	Host Hotels & Resorts LP, BB+, 2.625%, 4/15/27 (c)	7,013,756
4,465,000	Macerich Co., NR, 3.25%, 3/15/12 (c)	4,504,069
3,000,000	UDR, Inc., BBB, 4.00%, 12/15/35	3,045,000
		19,686,038
	Semiconductors — 3.1%
9,000,000	Intel Corp., A-, 2.95%, 12/15/35	9,236,250
5,209,000	Micron Technology, Inc., B+, 1.875%, 6/01/14	5,397,826
		14,634,076
	Telecommunications — 2.6%
6,200,000	Anixter International, Inc., B+, 1.00%, 2/15/13	7,254,000
5,100,000	NII Holdings, Inc., B-, 3.125%, 6/15/12	5,049,000
		12,303,000
	Total Convertible Bonds - 58.8%
	(Cost $241,424,231)	277,094,729

	Corporate Bonds — 30.5%
	Advertising — 0.5%
1,000,000	Lamar Media Corp., BB, 9.75%, 4/01/14	1,162,500
1,000,000	Lamar Media Corp., B+, 7.875%, 4/15/18	1,067,500
		2,230,000
	Aerospace and Defense — 0.3%
1,500,000	TransDigm, Inc., B-, 7.75%, 12/15/18 (c)	1,616,250

	Auto Part and Equipment — 0.3%
500,000	Cooper Tire & Rubber Co., BB-, 8.00%, 12/15/19	525,000
750,000	Lear Corp., BB+, 7.875%, 3/15/18	817,500
150,000	Uncle Acquisition 2010 Corp., CCC+, 8.625%, 2/15/19 (c)	157,125
		1,499,625
	Banks— 1.0%
1,750,000	Ally Financial, Inc., B, 8.30%, 2/12/15	1,981,875
2,000,000	CIT Group, Inc., B+, 7.00%, 5/01/16	2,025,000
1,000,000	Synovus Financial Corp., B+, 5.125%, 6/15/17	891,698
		4,898,573
	Beverages — 0.4%
1,750,000	Constellation Brands, Inc., BB, 7.25%, 9/01/16	1,870,312

	Building Materials — 0.1%
250,000	Cemex Finance LLC, B, 9.50%, 12/14/16 (c)	257,188

	Chemicals — 1.6%
2,000,000	Hexion US Finance Corp., CCC+, 9.00%, 11/15/20 (c)	2,140,000
4,607,000	Lyondell Chemical Corp., B, 11.00%, 5/01/18	5,275,015
		7,415,015
	Commercial Services — 0.5%
2,000,000	Avis Budget Car Rental LLC, B, 8.25%, 1/15/19	2,095,000
300,000	Great Lakes Dredge & Dock Corp., B, 7.375%, 2/01/19 (c)	304,500
		2,399,500
	Computers — 0.3%
1,500,000	Seagate HDD Cayman, BB+, 7.75%, 12/15/18 (Ireland) (c)	1,545,000

	Diversified Financial Services — 3.0%
5,400,000	Capital One Capital V, BB, 10.25%, 8/15/39	5,872,500
3,000,000	Ford Motor Credit Co. LLC, B+, 12.00%, 5/15/15	3,807,039
5,000,000	Textron Financial Corp., B, 6.00%, 2/15/67 (c) (f)	4,281,250
		13,960,789
	Electronics — 0.2%
750,000	Sanmina-SCI Corp., CCC+, 8.125%, 3/01/16	780,000

	Food— 2.1%
2,000,000	Bumble Bee Acquisition Corp., B+, 9.00%, 12/15/17 (c)	2,142,500
1,000,000	Dole Food Co., Inc., B+, 13.875%, 3/15/14	1,231,250
2,500,000	Smithfield Foods, Inc., B+, 10.00%, 7/15/14	2,953,125
2,800,000	Smithfield Foods, Inc., B-, 7.75%, 7/01/17	2,982,000
500,000	Tyson Foods, Inc., BB+, 10.50%, 3/01/14	597,500
		9,906,375
	Forest Products and Paper — 0.3%
750,000	AbitibiBowater, Inc., B+, 10.25%, 10/15/18 (c)	849,375
500,000	M-real OYJ, B-, 8.75%, 4/01/13 (Finland) (g)	738,626
		1,588,001
	Healthcare Products — 0.5%
2,250,000	Biomet, Inc., B-, 10.375%, 10/15/17 (h)	2,531,250

	Healthcare Services — 1.7%
2,500,000	Apria Healthcare Group, Inc., BB+, 11.25%, 11/01/14	2,771,875
1,750,000	Capella Healthcare, Inc., B, 9.25%, 7/01/17 (c)	1,903,125
2,000,000	HCA, Inc., BB-, 9.25%, 11/15/16	2,162,500
500,000	Health Net, Inc., BB, 6.375%, 6/01/17	510,000
750,000	Radiation Therapy Services, Inc., CCC+, 9.875%, 4/15/17	761,250
		8,108,750
	Holding Companies - Diversified — 0.4%
1,800,000	Leucadia National Corp., BB+, 8.125%, 9/15/15	1,989,000

	Household Products and Housewares — 0.2%
1,000,000	Yankee Candle Co., Inc., CCC+,9.75%, 2/15/17	1,055,000

	Insurance — 1.8%
500,000	Liberty Mutual Group, Inc., BB, 10.75%, 6/15/58 (c) (f)	647,500
5,500,000	MetLife, Inc., BBB, 10.75%, 8/01/39	7,651,209
		8,298,709
	Iron & Steel — 0.5%
250,000	Ryerson Holding Corp., CCC, 2/01/15 (i)	132,500
2,000,000	Steel Dynamics, Inc., BB+, 7.375%, 11/01/12	2,125,000
		2,257,500
	Lodging — 1.3%
700,000	Caesars Entertainment Operating Co., Inc., CCC, 10.00%, 12/15/18	638,750
125,000	CityCenter Holdings LLC, B, 7.625%, 1/15/16 (c)	128,438
500,000	MGM Resorts International, CCC+, 5.875%, 2/27/14	476,250
1,500,000	Starwood Hotels & Resorts Worldwide, Inc., BB+, 6.75%, 5/15/18	1,620,000
500,000	Wyndham Worldwide Corp., BBB-, 6.00%, 12/01/16	527,238
2,501,000	Wynn Las Vegas LLC, BB+, 7.75%, 8/15/20	2,663,565
		6,054,241
	Machinery-Construction and Mining — 0.1%
250,000	Terex Corp., BB-, 10.875%, 6/01/16	291,250

	Machinery-Diversified— 0.2%
750,000	Case New Holland, Inc., BB+, 7.875%, 12/01/17 (c)	837,188

	Media— 3.3%
500,000	CCO Holdings LLC, B+, 7.875%, 4/30/18	528,750
1,000,000	Charter Communications Operating LLC, BB+, 10.875%, 9/15/14 (c)	1,130,000
2,344,000	Clear Channel Worldwide Holdings, Inc., Ser. B, B, 9.25%, 12/15/17	2,607,700
1,250,000	CSC Holdings LLC, BB, 8.50%, 6/15/15	1,375,000
1,750,000	DISH DBS Corp., BB-, 7.125%, 2/01/16	1,837,500
1,000,000	Gannett Co., Inc., Baa3, 10.00%, 4/01/16	1,155,000
1,000,000	McClatchy Co, B+, 11.50%, 2/15/17	1,132,500
2,500,000	Univision Communication, Inc., B, 12.00%, 7/01/14 (c)	2,740,625
3,000,000	Univision Communication, Inc., B, 7.875%, 11/01/20 (c)	3,217,500
		15,724,575
	Mining — 0.5%
2,125,000	FMG Resources August 2006 Pty Ltd., B, 6.875%, 2/01/18 (Australia) (c)	2,138,281

	Miscellaneous Manufacturing — 0.4%
2,000,000	Polypore International, Inc., B-, 7.50%, 11/15/17 (c)	2,080,000

	Office/Business Equipment — 0.8%
3,500,000	Xerox Capital Trust I, BB, 8.00%, 2/01/27	3,560,497

	Oil & Gas — 2.0%
2,250,000	Alta Mesa Holdings, B, 9.625%, 10/15/18 (c)	2,238,750
1,000,000	Carrizo Oil & Gas, Inc., B-, 8.625%, 10/15/18 (c)	1,055,000
500,000	Chesapeake Energy Corp., BB, 9.50%, 2/15/15	587,500
750,000	Chesapeake Energy Corp., BB, 6.50%, 8/15/17	781,875
2,000,000	Energy XXI Gulf Coast, Inc., B, 9.25%, 12/15/17 (c)	2,135,000
150,000	Laredo Petroleum, Inc., CCC, 9.50%, 2/15/19 (c)	156,750
600,000	Oasis Petroleum, Inc., B-, 7.25%, 2/01/19 (c)	612,000
1,000,000	Pioneer Natural Resources Co., BB+, 6.65%, 3/15/17	1,074,401
500,000	Range Resources Corp., BB, 8.00%, 5/15/19	552,500
300,000	Western Refining, Inc., B, 11.25%, 6/15/17 (c)	337,500
		9,531,276
	Oil & Gas Services — 0.2%
1,000,000	Stallion Oilfield Holdings Ltd., B-, 10.50%, 2/15/15 (c)	1,090,000

	Packaging and Containers — 0.4%
1,750,000	Ball Corp, BB+, 7.125%, 9/01/16	1,911,875

	Pharmaceuticals — 1.1%
4,760,000	Axcan Intermediate Holdings, Inc., B, 12.75%, 3/01/16	5,117,000

	Pipelines — 0.5%
2,000,000	Crosstex Energy LP, B+, 8.875%, 2/15/18	2,175,000

	Real Estate — 0.6%
1,000,000	Realogy Corp., CC, 11.50%, 4/15/17 (c)	1,081,250
1,500,000	Realogy Corp., CC, 7.875%, 2/15/19 (c)	1,505,625
		2,586,875
	Real Estate Investment Trusts — 0.2%
750,000	Rouse Co. LP, BB+, 6.75%, 11/09/15	791,250

	Retail — 1.3%
1,000,000	Dave & Buster's, Inc., B-, 11.00%, 6/01/18	1,117,500
750,000	Dollar General Corp., B+, 11.875%, 7/15/17 (h)	873,750
1,000,000	Landry's Restaurants, Inc., B, 11.625%, 12/01/15	1,087,500
500,000	Rite Aid Corp., B+, 9.75%, 6/12/16	560,000
2,050,000	Toys R Us Property Co. II LLC, B+, 8.50%, 12/01/17	2,244,750
		5,883,500
	Storage/Warehousing — 0.3%
1,500,000	Niska Gas Storage US LLC, BB-, 8.875%, 3/15/18 (c)	1,642,500

	Telecommunications — 1.6%
500,000	CommScope, Inc., B, 8.25%, 1/15/19 (c)	521,250
750,000	Intelsat Jackson Holdings SA, B+, 9.50%, 6/15/16 (Luxembourg)	800,625
1,324,000	iPCS, Inc., BB-, 2.41188%, 5/01/13 (f)	1,294,210
300,000	Vimpel Communications Via VIP Finance Ireland Ltd OJSC, BB+, 6.493%, 2/02/16 (Ireland) (c)	300,752
600,000	Vimpel Communications Via VIP Finance Ireland Ltd OJSC, BB+, 7.748%, 2/02/21 (Ireland) (c)	600,888
750,000	Virgin Media Finance PLC, Ser. 1, B+, 9.50%, 8/15/16 (United Kingdom)	855,937
3,000,000	Virgin Media Finance PLC, B+, 8.375%, 10/15/19 (United Kingdom)	3,337,500
		7,711,162
	Transportation — 0.0%**
120,000	Florida East Coast Railway Corp., B, 8.125%, 2/01/17 (c)	125,100

	Total Corporate Bonds - 30.5%
	(Cost $136,065,519)	143,458,407

Number of Shares		Value
	Warrants - 3.0%
	Banks — 3.0%
1,493,661	Bank of America Corp., expiring 10/28/18 (j)	3,883,519
1,250,000	Citigroup, Inc., expiring 1/04/19 (j)	1,237,500
446,542	JP Morgan Chase & Co., expiring 10/28/18 (j)	6,519,513
218,400	Wells Fargo & Co., expiring 10/28/18 (j)	2,321,592
	Total Warrants	13,962,124
	(Cost $12,249,916)

	Preferred Stocks — 3.0%
	Banks — 1.5%
268,711	Citigroup Capital XIII, 7.875%, 2040 (f)	7,182,645

	Lodging — 1.5%
61,200	Las Vegas Sands Corp., Ser. A, 10.00%, 2011	7,038,000

	Total Preferred Stocks — 3.0%
	(Cost $13,781,325)	14,220,645

	Common Stocks — 0.7%
	Banks — 0.7%
25,000	JP Morgan Chase & Co.	1,123,500
60,000	Wells Fargo & Co.	1,945,200
	Total Common Stocks	3,068,700
	(Cost $2,782,773)

	Total Long-Term Investments - 149.8%
	(Cost $619,558,526)	705,252,076

	Short-Term Investments - 3.8%
	Money Market Funds - 3.8%
11,000,000	Dreyfus Treasury & Agency Cash Management - Investor Shares	11,000,000
6,956,031	Goldman Sachs Financial Prime Obligations	6,956,031
	(Cost $17,956,031)	17,956,031

	Total Investments — 153.6%
	(Cost $637,514,557)	723,208,107
	Other Assets in excess of Liabilities - 2.0%	9,677,474
	Preferred Stock, at redemption value — (-55.6% of Net Assets Applicable to
	Common Shareholders or -36.2% of Total Investments)	(262,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%	$ 470,885,581

AG - Stock Company
LLC - Limited Liability Corp.
LP - Limited Partnership
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Publicly Traded Company

(a) Perpetual maturity.
(b) Security is exchangeable into security of another entity that is different than the issuer. The entity is listed in a parenthetical.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to 22.2% of net assets applicable to common shareholders.
(d) Security becomes an accreting bond after December 15, 2016 with a 2.0% principal accretion rate.
(e) Security is a "step down" bond where the coupon decreases or steps down at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period
(f) Floating rate security. The rate shown is as of January 31, 2011.
(g) Security is a "step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(h) Security is a pay-in-kind bond.
(i) Zero coupon bond.
(j) Non-income producing security.

* Ratings shown are per Standard & Poor's, Moody's or Fitch. Securities classified as NR are not rated.
(For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.
** Less than 0.1%
All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

Country Breakdown as % of Long-Term Investments*
United States	90.5%
France	1.7%
Israel	1.6%
Ireland	1.2%
Mexico	1.1%
Switzerland	0.7%
Cayman Islands	0.7%
Channel Islands	0.6%
United Kingdom	0.6%
South Africa	0.5%
Netherlands	0.3%
Australia	0.3%
Luxembourg	0.1%
Finland	0.1%
*Subject to change daily.

See previously submitted notes to financial statements for the year ended October 31, 2010.

At January 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 642,643,247	$ 85,978,364	$ (5,413,504)	$ 80,564,860

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the
Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the
Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities during the period ended January 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of January 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(Value in $000s)	(Level 1)	(Level 2)	(Level 3)	Total

Description

Assets:
Convertible Preferred Stocks:
Agriculture	$4,552	$-	$-	$4,552
Airlines	-	9,268	-	9,268
Auto Manufacturers	21,486	-	-	21,486
Banks	48,443	11,620	-	60,063
Diversified Financial Services	-	4,160	-	4,160
Electric	20,328	11,262	-	31,590
Hand & Machine Tools	7,530	-	-	7,530
Healthcare Services	-	7,624	-	7,624
Housewares	-	4,080	-	4,080
Insurance	19,864	-	-	19,864
Media	-	2,444	-	2,444
Mining	3,591	-	-	3,591
Oil & Gas	12,952	6,640	-	19,592
Pharmaceuticals	12,737	-	-	12,737
Pipelines	-	8,416	-	8,416
Real Estate	-	4,075	-	4,075
Real Estate Investment Trusts	-	10,708	-	10,708
Savings & Loans	9,713	-	-	9,713
Telecommunications	-	11,954	-	11,954

Convertible Bonds	-	277,095	-	277,095

Corporate Bonds	-	143,458	-	143,458

Warrants	13,962	-	-	13,962

Preferred Stocks			-
Banks	7,183			7,183
Lodging		7,038		7,038

Common Stocks	3,069	-	-	3,069

Money Market Fund	17,956	-	-	17,956
Total	$203,366	$519,842	$-	$723,208

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2011.

At January 31, 2011, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Depreciation
Harrah's Las Vegas Propco LLC	$ 1,000,000	$ (8,750)

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 28, 2011

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 28, 2011